Stock Based Compensation - Summary of Recognized Stock Based Compensation (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		9 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	$ 179	$ 123	$ 13	$ 12	$ 123	$ 24	$ 302	$ 37
Employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	179	123	0	0	123	0	302	0
Employee | Restricted stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	179	123	0	0	123	0	302	0
Nonemployee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	0	0	13	12	0	24	0	37
Nonemployee | Restricted stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	$ 0	$ 0	$ 13	$ 12	$ 0	$ 24	$ 0	$ 37